Credit Risk - Disclosure of loans and advances at amortised cost by product (Details) £ in Millions	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 171,970	£ 168,248
Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	36,708	38,086
Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14,261	14,218
Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	129,835	130,791
Impairment allowance
Disclosure of financial assets [line items]
Loans and advances	(5,395)	(5,532)
Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(180)	(187)
Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(3,108)	(3,307)
Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(455)	(410)
Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(1,203)	(1,166)
Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 347,828	£ 346,273
Coverage ratio	0.014	0.014
Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 171,790	£ 168,061
Coverage ratio	0.001	0.001
Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 33,600	£ 34,779
Coverage ratio	0.085	0.087
Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 13,806	£ 13,808
Coverage ratio	0.032	0.029
Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 128,632	£ 129,625
Coverage ratio	0.009	0.009
Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 352,774	£ 351,343
Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	171,970	168,248
Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	36,708	38,086
Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14,261	14,218
Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	129,835	130,791
Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(4,946)	(5,070)
Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(180)	(187)
Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(3,108)	(3,307)
Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(455)	(410)
Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(1,203)	(1,166)
Stage 1 | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	152,861	146,690
Stage 1 | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	29,768	31,126
Stage 1 | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	12,245	12,450
Stage 1 | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	115,899	116,508
Stage 1 | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(37)	(38)
Stage 1 | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(457)	(553)
Stage 1 | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(103)	(138)
Stage 1 | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(216)	(209)
Stage 1 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 309,960	£ 305,836
Coverage ratio	0.003	0.003
Stage 1 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 152,824	£ 146,652
Coverage ratio	0	0
Stage 1 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 29,311	£ 30,573
Coverage ratio	0.015	0.018
Stage 1 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 12,142	£ 12,312
Coverage ratio	0.008	0.011
Stage 1 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 115,683	£ 116,299
Coverage ratio	0.002	0.002
Stage 1 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 310,773	£ 306,774
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	152,861	146,690
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	29,768	31,126
Stage 1 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	12,245	12,450
Stage 1 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	115,899	116,508
Stage 1 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(813)	(938)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(37)	(38)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(457)	(553)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(103)	(138)
Stage 1 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(216)	(209)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	17,225	19,596
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	5,064	5,017
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	1,600	1,373
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,951	11,167
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(59)	(62)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,192)	(1,247)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(153)	(111)
Lifetime expected credit losses | Stage 2 | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(356)	(331)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 33,080	£ 35,402
Coverage ratio	0.051	0.047
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 17,166	£ 19,534
Coverage ratio	0.003	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 3,872	£ 3,770
Coverage ratio	0.235	0.249
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 1,447	£ 1,262
Coverage ratio	0.096	0.081
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 10,595	£ 10,836
Coverage ratio	0.033	0.030
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 29,510	£ 31,737
Coverage ratio	0.046	0.042
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 14,264	£ 16,748
Coverage ratio	0.002	0.003
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 3,578	£ 3,476
Coverage ratio	0.208	0.216
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 1,233	£ 980
Coverage ratio	0.078	0.072
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 10,435	£ 10,533
Coverage ratio	0.032	0.029
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 2,550	£ 2,533
Coverage ratio	0.058	0.059
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 2,132	£ 2,021
Coverage ratio	0.008	0.006
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 181	£ 181
Coverage ratio	0.380	0.403
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 163	£ 194
Coverage ratio	0.128	0.081
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 74	£ 137
Coverage ratio	0.063	0.049
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 1,020	£ 1,132
Coverage ratio	0.155	0.150
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 770	£ 765
Coverage ratio	0.017	0.009
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 113	£ 113
Coverage ratio	0.555	0.595
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 51	£ 88
Coverage ratio	0.329	0.170
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 86	£ 166
Coverage ratio	0.085	0.046
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 34,840	£ 37,153
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	17,225	19,596
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	5,064	5,017
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	1,600	1,373
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,951	11,167
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	30,926	33,130
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	14,293	16,790
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	4,518	4,435
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	1,337	1,056
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	10,778	10,849
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	2,707	2,692
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	2,149	2,034
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	292	303
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	187	211
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	79	144
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	1,207	1,331
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	783	772
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	254	279
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	76	106
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Gross exposure | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	94	174
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(1,760)	(1,751)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(59)	(62)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,192)	(1,247)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(153)	(111)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(356)	(331)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(1,416)	(1,393)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(29)	(42)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(940)	(959)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(104)	(76)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(343)	(316)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(157)	(159)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(17)	(13)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(111)	(122)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(24)	(17)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | Not later than 30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(5)	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(187)	(199)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(13)	(7)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(141)	(166)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Retail other
Disclosure of financial assets [line items]
Loans and advances	(25)	(18)
Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost | Impairment allowance | >30 days past due | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(8)	(8)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	1,884	1,962
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	1,848	1,903
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	402	378
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	2,985	3,116
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(84)	(87)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,459)	(1,507)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(199)	(161)
Lifetime expected credit losses | Stage 3 excluding POCI | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(631)	(626)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 4,746	£ 4,978
Coverage ratio	0.333	0.324
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 1,800	£ 1,875
Coverage ratio	0.045	0.044
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 389	£ 396
Coverage ratio	0.790	0.792
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 203	£ 217
Coverage ratio	0.495	0.426
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 2,354	£ 2,490
Coverage ratio	0.211	0.201
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 7,119	£ 7,359
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	1,884	1,962
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	1,848	1,903
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	402	378
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	2,985	3,116
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	(2,373)	(2,381)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	(84)	(87)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	(1,459)	(1,507)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	(199)	(161)
Lifetime expected credit losses | Stage 3 excluding POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	(631)	(626)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	28	40
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14	17
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 42	£ 57
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	£ 28	£ 40
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Retail other
Disclosure of financial assets [line items]
Loans and advances	£ 14	£ 17
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0
Coverage ratio	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	£ 42	£ 57
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	28	40
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Retail other
Disclosure of financial assets [line items]
Loans and advances	14	17
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Gross exposure | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Loans and advances
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail mortgages
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail credit cards
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Retail other
Disclosure of financial assets [line items]
Loans and advances	0	0
Lifetime expected credit losses | Stage 3 POCI | Financial assets at amortised cost | Impairment allowance | Corporate loans
Disclosure of financial assets [line items]
Loans and advances	£ 0	£ 0